Revenue - Disaggregation of Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenues	$ 2,212	$ 1,938	$ 2,130
TiO2
Disaggregation of Revenue [Line Items]
Revenues	1,665	1,431	1,614
Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	289	248	258
Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	132	111	118
Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	117	127	118
Water Treatment
Disaggregation of Revenue [Line Items]
Revenues	9	21	22
Europe
Disaggregation of Revenue [Line Items]
Revenues	1,061	910	968
North America
Disaggregation of Revenue [Line Items]
Revenues	551	510	546
Asia
Disaggregation of Revenue [Line Items]
Revenues	423	368	430
Other
Disaggregation of Revenue [Line Items]
Revenues	177	150	186
Titanium Dioxide
Disaggregation of Revenue [Line Items]
Revenues	1,665	1,431	1,614
Titanium Dioxide | TiO2
Disaggregation of Revenue [Line Items]
Revenues	1,665	1,431	1,614
Titanium Dioxide | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Titanium Dioxide | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Titanium Dioxide | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Titanium Dioxide | Water Treatment
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Titanium Dioxide | Europe
Disaggregation of Revenue [Line Items]
Revenues	853	728	786
Titanium Dioxide | North America
Disaggregation of Revenue [Line Items]
Revenues	317	282	320
Titanium Dioxide | Asia
Disaggregation of Revenue [Line Items]
Revenues	334	287	343
Titanium Dioxide | Other
Disaggregation of Revenue [Line Items]
Revenues	161	134	165
Performance Additives
Disaggregation of Revenue [Line Items]
Revenues	547	507	516
Performance Additives | TiO2
Disaggregation of Revenue [Line Items]
Revenues	0	0	0
Performance Additives | Color Pigments
Disaggregation of Revenue [Line Items]
Revenues	289	248	258
Performance Additives | Functional Additives
Disaggregation of Revenue [Line Items]
Revenues	132	111	118
Performance Additives | Timber Treatment
Disaggregation of Revenue [Line Items]
Revenues	117	127	118
Performance Additives | Water Treatment
Disaggregation of Revenue [Line Items]
Revenues	9	21	22
Performance Additives | Europe
Disaggregation of Revenue [Line Items]
Revenues	208	182	182
Performance Additives | North America
Disaggregation of Revenue [Line Items]
Revenues	234	228	226
Performance Additives | Asia
Disaggregation of Revenue [Line Items]
Revenues	89	81	87
Performance Additives | Other
Disaggregation of Revenue [Line Items]
Revenues	$ 16	$ 16	$ 21